Performance Management - Cohen & Steers Future of Energy Active ETF	Nov. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]	The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund is a newly organized series of Cohen & Steers ETF Trust created to acquire the assets and liabilities of Cohen & Steers Future of Energy Fund, Inc. (the “Predecessor Fund”) in a reorganization (the “Reorganization”). The Predecessor Fund will be considered the accounting and tax survivor of the Reorganization and, accordingly, certain performance information, financial highlights, and other information relating to the Predecessor Fund have been included in the Fund’s prospectus and presented as if the Reorganization had been consummated. The Fund is adopting the performance of the Predecessor Fund as the result of the Reorganization. The Advisor to the Fund also served as the investment adviser to the Predecessor Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the Predecessor Fund’s performance from year to year (represented by the performance of the Predecessor Fund’s Class I shares). The Predecessor Fund changed its principal investment strategies on March 28, 2024. The performance in the following bar chart and table reflects returns achieved pursuant to different principal investment strategies for periods prior to such change. If the Fund’s current strategies had been in place for the periods prior to such change, results shown may have been different.The table shows how the Predecessor Fund’s average annual returns (represented by the Predecessor Fund’s Class I shares) compare with the performance of a selected broad-based market index (the “Broad-Based Index”), the MSCI World Index (net) Index-net, over various time periods. The MSCI World Index-net is a free-float-adjusted index that measures performance of large- and mid-capitalization companies representing developed market countries and is net of dividend withholding taxes. In addition to the Broad-Based Index, the table shows performance of two additional benchmarks. Each additional benchmark is represented by the performance of a benchmark consisting of the Alerian Midstream Energy Select Index (Total Return) through January 31, 2019, the Alerian Midstream Energy Select Canada-Capped Index through October 30, 2020, and a blended benchmark of 70% Alerian Midstream Energy Index, 20% S&P 500 Utilities Index, and 10% S&P 500 Oil & Gas Refining & Marketing Index through March 28, 2024. Following March 28, 2024, one additional benchmark (the “Linked Benchmark”) is represented by the performance of the S&P Energy Select Sector Index and the other additional benchmark (the “Custom Linked Benchmark”) is represented by the performance of the Cohen & Steers Energy Aggregate Blend Price Index, which is a blended benchmark consisting of 35% S&P Energy Select Sector Index, 35% Cohen & Steers Risk Parity Energy Index (Custom) and 30% S&P North American and Europe Clean Energy Index-net. The Alerian Midstream Energy Select Index (Total Return) is a capped, float adjusted, capitalization-weighted index composite of North American energy infrastructure companies, whose constituents are engaged in midstream activities involving energy commodities. The Alerian Midstream Energy Select Canada-Capped Index is a composite of North American energy infrastructure companies. The capped, float-adjusted, capitalized-weighted index, which includes the same companies as the Alerian Midstream Energy Select Index (Total Return) but caps the aggregate weight of Canadian constituents at 20%, is disseminated end-of-day on a price-return and total-return basis. The Alerian Midstream Energy Index is a broad-based composite of North American energy infrastructure companies. The capped, float-adjusted, capitalization-weighted index, whose constituents are engaged in midstream activities involving energy commodities, is disseminated real-time on a price return basis and on a total return basis. The S&P 500 Utilities Index comprises those companies included in the S&P 500 that are classified as members of the Global Industry Classification Standard (GICS) utilities sector. The S&P 500 Oil & Gas Refining & Marketing Index is a subset of the S&P 500 Index that includes companies engaged in the refining and marketing of oil, gas and/or refined products. The S&P Energy Select Sector Index is a modified market cap index comprised of energy-related companies within the S&P 500, as defined by the GICS energy sector classification. The Cohen & Steers Risk Parity Energy Index (Custom) is based on the S&P Energy Select Sector Index with weights based on volatility contribution of the underlying GICS industries. The S&P North American and Europe Clean Energy Index-net is designed to measure the performance of 100 of the largest companies in global clean energy-related businesses from North America and Europe. The Advisor believes that the Linked Benchmark and the Custom Linked Benchmark, as compared to the Broad-Based Index, are comprised of securities that are more representative of the Fund’s investment strategy during those periods.Had the Predecessor Fund been structured as an ETF, its performance may have differed. Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future. Updated performance information is available at www.cohenandsteers.com or by calling (800) 330-7348.
Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) is not, however, an indication as to how the Fund may perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund is a newly organized series of Cohen & Steers ETF Trust created to acquire the assets and liabilities of Cohen & Steers Future of Energy Fund, Inc. (the “Predecessor Fund”) in a reorganization (the “Reorganization”). The Predecessor Fund will be considered the accounting and tax survivor of the Reorganization and, accordingly, certain performance information, financial highlights, and other information relating to the Predecessor Fund have been included in the Fund’s prospectus and presented as if the Reorganization had been consummated. The Fund is adopting the performance of the Predecessor Fund as the result of the Reorganization. The Advisor to the Fund also served as the investment adviser to the Predecessor Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the Predecessor Fund’s performance from year to year (represented by the performance of the Predecessor Fund’s Class I shares). The Predecessor Fund changed its principal investment strategies on March 28, 2024. The performance in the following bar chart and table reflects returns achieved pursuant to different principal investment strategies for periods prior to such change. If the Fund’s current strategies had been in place for the periods prior to such change, results shown may have been different.
Performance Additional Market Index [Text]	In addition to the Broad-Based Index, the table shows performance of two additional benchmarks. Each additional benchmark is represented by the performance of a benchmark consisting of the Alerian Midstream Energy Select Index (Total Return) through January 31, 2019, the Alerian Midstream Energy Select Canada-Capped Index through October 30, 2020, and a blended benchmark of 70% Alerian Midstream Energy Index, 20% S&P 500 Utilities Index, and 10% S&P 500 Oil & Gas Refining & Marketing Index through March 28, 2024. Following March 28, 2024, one additional benchmark (the “Linked Benchmark”) is represented by the performance of the S&P Energy Select Sector Index and the other additional benchmark (the “Custom Linked Benchmark”) is represented by the performance of the Cohen & Steers Energy Aggregate Blend Price Index, which is a blended benchmark consisting of 35% S&P Energy Select Sector Index, 35% Cohen & Steers Risk Parity Energy Index (Custom) and 30% S&P North American and Europe Clean Energy Index-net. The Alerian Midstream Energy Select Index (Total Return) is a capped, float adjusted, capitalization-weighted index composite of North American energy infrastructure companies, whose constituents are engaged in midstream activities involving energy commodities. The Alerian Midstream Energy Select Canada-Capped Index is a composite of North American energy infrastructure companies. The capped, float-adjusted, capitalized-weighted index, which includes the same companies as the Alerian Midstream Energy Select Index (Total Return) but caps the aggregate weight of Canadian constituents at 20%, is disseminated end-of-day on a price-return and total-return basis. The Alerian Midstream Energy Index is a broad-based composite of North American energy infrastructure companies. The capped, float-adjusted, capitalization-weighted index, whose constituents are engaged in midstream activities involving energy commodities, is disseminated real-time on a price return basis and on a total return basis. The S&P 500 Utilities Index comprises those companies included in the S&P 500 that are classified as members of the Global Industry Classification Standard (GICS) utilities sector. The S&P 500 Oil & Gas Refining & Marketing Index is a subset of the S&P 500 Index that includes companies engaged in the refining and marketing of oil, gas and/or refined products. The S&P Energy Select Sector Index is a modified market cap index comprised of energy-related companies within the S&P 500, as defined by the GICS energy sector classification. The Cohen & Steers Risk Parity Energy Index (Custom) is based on the S&P Energy Select Sector Index with weights based on volatility contribution of the underlying GICS industries. The S&P North American and Europe Clean Energy Index-net is designed to measure the performance of 100 of the largest companies in global clean energy-related businesses from North America and Europe. The Advisor believes that the Linked Benchmark and the Custom Linked Benchmark, as compared to the Broad-Based Index, are comprised of securities that are more representative of the Fund’s investment strategy during those periods.
Bar Chart [Heading]	Class I Shares* <br/>Annual Total Returns
Bar Chart Footnotes [Text Block]	* The bar chart for the Predecessor Fund reflected the performance of Class A shares of the Predecessor Fund. The Fund is showing the performance of the Predecessor Fund’s Class I Shares because, as one of the oldest share classes and the share class with the greatest net assets, the Fund believes it is more representative of the Predecessor Fund’s historical performance.
Bar Chart Closing [Text Block]	Highest quarterly return during this period:37.36%quarter endedJune 30, 2020Lowest quarterly return during this period:-50.66%quarter endedMarch 31, 2020Class I shares year-to-date return was29.33%as ofMarch 31, 2026
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	 Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.cohenandsteers.com
Performance Availability Phone [Text]	(800) 330-7348
ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Class I shares year-to-date return was
Bar Chart, Year to Date Return	29.33%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest quarterly return during this period:
Highest Quarterly Return	37.36%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest quarterly return during this period:
Lowest Quarterly Return	(50.66%)
Lowest Quarterly Return, Date	Mar. 31, 2020